RELATED PARTIES (Narrative - Cash Incentives) (Details) - Executive Officer [Member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Mar. 31, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Level Of Incentive Percentage	25.00%
Cash incentive award, terms			since the date of its approval (an "Examined Period"), as compared to the benchmark Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the benchmark Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return.
Maximum payment term after the termination of service/employment			30 days
EBITDA''s Threshold (as a percent)			10.00%
Prior notice period for amount of grants under special circumstances			60 days
Maximum return period for compensation amounts			60 days
Offices Holders incentives		$ 3
Minimum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage			15.00%
Profit before tax targets			$ 24
Maximum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage			150.00%